Risk management and concentrations of risk	6 Months Ended
Jun. 30, 2021
Risk management and concentrations of risk
Risk management and concentrations of risk

13. Risk management, derivative instruments and concentrations of risk

Derivative instruments can be used in accordance with the overall risk management policy.

Interest rate risk, derivative instruments and cash flow hedges

Cash flow hedging strategy

The Partnership is exposed to fluctuations in cash flows from floating interest rate exposure on its long-term debt used principally to finance its vessels. Interest rate swaps are used for the management of the floating interest rate risk exposure. The interest rate swaps have the effect of converting a portion of the outstanding debt from a floating to a fixed rate over the life of the interest rate swaps. Interest rate swaps exchange a receipt of floating interest for a payment of fixed interest which reduces the exposure to interest rate variability on the Partnership's outstanding floating-rate debt over the life of the interest rate swaps. As of June 30, 2021 and 2020, there were interest rate swap agreements related to the Lampung facility ("Lampung interest rate swaps") and the commercial tranche of the $385 million facility ("$385 million interest rate swaps") floating rate debt that are designated as cash flow hedges for accounting purposes.

As of June 30, 2021, the following interest rate swap agreements were outstanding:

			Fair
			value
	Interest		carrying		Fixed
	Rate	Notional	amount		Interest
(in thousands of U.S. dollars)	Index	amount	liability	Term	Rate (1)
LIBOR-based debt
Lampung interest rate swaps (2)	LIBOR	$88,428	(3,990)	Sep 2026	2.800%
$385 million facility swaps (2)	LIBOR	$54,434	(4,114)	Jan 2026	2.941%
$385 million facility swaps (2)	LIBOR	$54,434	(3,828)	Oct 2025	2.838%
$385 million facility swaps (2)	LIBOR	$54,434	(3,719)	Jan 2026	2.735%
$385 million facility swaps (2)	LIBOR	$54,434	(3,558)	Jan 2026	2.650%
1)	Excludes the margins paid on the floating-rate debt.
2)	All interest rate swaps are U.S. dollar denominated and principal amount reduces quarterly from the effective date of the interest rate swaps.

The Borrower under the Lampung facility entered five forward starting swap agreements with identical terms for a total notional amount of $237.1 million with an effective date of March 17, 2014. The swaps amortize over 12 years to match the outstanding balance of the Lampung facility and exchange 3-month USD LIBOR variable interest payments for fixed rate payments at 2.8%. The interest rate swaps were designated for accounting purposes as cash flow hedges of the variable interest payments on the Lampung facility. As of December 29, 2014, a prepayment of $7.9 million on the Lampung facility occurred which resulted in an amendment of the original interest rate swaps and the hedge was de-designated for accounting purposes. The other terms of the amended interest rate swaps did not change but the nominal amount of the interest rate swaps was reduced to match the outstanding debt. The amended interest rate swaps were re-designated as a cash flow hedge for accounting purposes.

As of December 31, 2018, the Partnership had entered into forward starting interest rate swaps with a nominal amount of $130.0 million to hedge part of the interest rate risk on the floating element of the interest rate for the commercial tranches of the $385 million facility. The Partnership makes fixed payments of 2.941% and 2.838%, based on a nominal amount of $65.0 million for each, in exchange for floating payments. The interest rate swaps were designated for accounting purposes as cash flow hedges of the variable interest payments for $130.0 million of the commercial tranches of the $385 million facility which was expected to be drawn and was drawn on January 31, 2019. In February 2019, the Partnership entered into interest rate swaps related to the $385 million facility with a nominal amount of $127.7 million for which the Partnership makes fixed payments of 2.735% and 2.650% based on nominal amount of $63.8 million for each. The interest rate swaps were designated for accounting purposes as cash flow hedges of the variable interest payments for $127.7 million of the commercial tranches of the $385 million facility. The swaps amortize over approximately 7 years to match the outstanding balances of the commercial tranches of the $385 million facility until the maturity dates. The export credit tranches have a fixed interest rate and, therefore, no variability in cash flows as a result of changes in interest rates.

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the consolidated balance sheets. All derivatives are designated as cash flow hedging instruments.

Fair value of derivative instruments

	Current	Long-term	Current	Long-term
	assets:	assets:	liabilities:	liabilities:
	Derivative	Derivative	derivative	derivative
(in thousands of U.S. dollars)	instruments	Instruments	instruments	instruments
As of June 30, 2021
Interest rate swaps	$—	$—	$(6,373)	$(12,836)
As of December, 2020
Interest rate swaps	$—	$—	$(6,945)	$(19,530)

The following effects of cash flow hedges relating to interest rate swaps are included in interest expense and income tax expense in the consolidated statements of income which are the same lines as the earnings effects of the hedged item for the three and six months ended June 30, 2021 and 2020.

Effect of cash flow hedge accounting on the consolidated statement of income

	Three months ended		Six months ended
	June 30, 2021		June 30, 2021
	Interest	Income tax	Interest	Income tax
(in thousands of U.S. dollars)	expense	benefit	expense	benefit
Gain (loss) on interest rate swaps in cash flow hedging relationships:
Reclassification from accumulated other comprehensive income included in hedge effectiveness	$(2,378)	$—	$(4,490)	$—
Amortization of amount excluded from hedge effectiveness	199	—	410	—
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	(256)	44	(512)	117
Total gains (losses) on derivative instruments	$(2,435)	$44	$(4,592)	$117

	Three months ended		Six months ended
	June 30, 2020		June 30, 2020
	Interest	Income tax	Interest	Income tax
(in thousands of U.S. dollars)	expense	benefit	expense	benefit
Gain (loss) on interest rate swaps in cash flow hedging relationships:
Reclassification from accumulated other comprehensive income included in hedge effectiveness	$(1,022)	$—	$(1,810)	$—
Amortization of amount excluded from hedge effectiveness	235	—	400	—
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	(256)	53	(512)	129
Total gains (losses) on derivative instruments	$(1,043)	$53	$(1,922)	$129

The effect of cash flow hedges relating to interest rate swaps and the related tax effects on other comprehensive income, changes in accumulated other comprehensive income (“OCI”) and on earnings is as follows as of and for the period ended June 30, 2021.

Effect of cash flow hedge accounting on accumulated other comprehensive income (OCI) and earnings

	Cash Flow Hedge
	Accumulated other comprehensive
	income			Earnings
	Before tax	Tax
	gains	benefit	Net of	Interest	Tax
(in thousands of U.S. dollars)	(losses)	(expense)	tax	expense	benefit
As of December 31, 2020	$(29,486)	(86)	$(29,572)
Effective portion of unrealized loss on cash flow hedge	2,365	—	2,365
Reclassification from accumulated other comprehensive income included in hedge effectiveness	4,490	—	4,490	(4,490)	—
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	512	(117)	395	(512)	106
Other comprehensive income for period	7,367	(117)	7,250
As of June 30, 2021	$(22,119)	(203)	$(22,322)
Gain (loss) reclassified to earnings				$(5,002)	$106

The effect of cash flow hedges relating to interest rate swaps and the related tax effects on other comprehensive income, changes in accumulated other comprehensive income (“OCI”) and on earnings is as follows as of and for the period ended June 30, 2020.

Effect of cash flow hedge accounting on accumulated other comprehensive income (OCI) and earnings

	Cash Flow Hedge
	Accoumulated other comprehensive
	income			Earnings
	Before tax	Tax
	gains	benefit	Net of	Interest	Tax
(in thousands of U.S. dollars)	(losses)	(expense)	tax	expense	benefit
Accumulated OCI as of December 31,2019	$(18,119)	176	$(17,943)
Initial value of interest rate swap to be recognized in earnings on amortization approach	(18,136)	—	(18,136)
Effective portion of unrealized loss on cash flow hedge	1,810	—	1,810	(1,810)	—
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	512	(129)	383	(512)	129
Other comprehensive income for period	(15,814)	(129)	(15,943)
Accumulated OCI as of June 30, 2020	$(33,933)	47	$(33,886)
Gain (loss) reclassified to earnings				$(2,322)	$129
Other comprehensive income for the period from July 1, 2020 to December 31 2020	4,447	(133)	4,314
Accumulated OCI as of December 31, 2020	(29,486)	(86)	(29,572)

As of June 30, 2021, the estimated amounts to be reclassified from accumulated other comprehensive income to earnings during the next twelve months is $7.3 million for amortization of accumulated other comprehensive income.

Foreign exchange risk

All financing, interest expenses from financing and most of the Partnership’s revenue and expenditures for vessel improvements are denominated in U.S. dollars. Certain operating expenses can be denominated in currencies other than U.S. dollars. For the six months ended June 30, 2021 and the year ended December 31, 2020, no derivative instruments have been used to manage foreign exchange risk.

Credit risk

Credit risk is the exposure to credit loss in the event of non-performance by the counterparties related to cash and cash equivalents, restricted cash, trade receivables, amounts due from affiliates, net investment in financing lease and interest rate swap agreements. Further, the Partnership has future exposure for Höegh LNG's ability to make payments to the Partnership for the technical modifications of the vessels and any prospective boil-off claims or other direct impacts of the boil-off settlement agreement. In order to minimize counterparty risk, bank relationships are established with counterparties with acceptable credit ratings at the time of the transactions. Credit risk related to receivables is limited by performing ongoing credit evaluations of the customers’ or counterparty's financial condition. PGN guarantees PGN LNG’s obligations under the PGN FSRU Lampung time charter. Höegh LNG provides a guarantee for its subsidiary's payment obligations under the Subsequent Charter. The other time charters do not have parent company guarantees. Refer to note 12 for a discussion of the allowance for expected credit loss.

Concentrations of risk

Financial instruments, which potentially subject the Partnership to significant concentrations of credit risk, consist principally of cash and cash equivalents, restricted cash, trade receivables , amounts due from affiliates and derivative contracts (interest rate swaps). The maximum exposure to loss due to credit risk is the book value at the balance sheet date. The Partnership does not have a policy of requiring collateral or security. Cash and cash equivalents and restricted cash are placed with qualified financial institutions. Periodic evaluations are performed of the relative credit standing of those financial institutions. In addition, exposure is limited by diversifying among counterparties. There are three charterers so there is a concentration of risk related to trade receivables. While the maximum exposure to loss due to credit risk is the book value of trade receivables at the balance sheet date, should the time charters for the PGN FSRU Lampung, or the Höegh Grace terminate prematurely, Höegh LNG terminate prematurely the Subsequent Charter, or the option to acquire the PGN FSRU Lampung be exercised, there could be delays in obtaining new time charters and the hire rates could be lower depending upon the prevailing market conditions.